Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                              September 27, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                       Re: Pruco Life Variable Universal Account (Registration No. 333-100057)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in the initial S-6 registration statement, except for red-herring text added to the cover page and (ii) that the text of the initial S-6 registration statement was filed electronically on September 24, 2002 (Accession No. 0001169232-02-001754).



                                By:       /s/
                                         ---------------------------------------
                                             Thomas C. Castano
                                             Assistant General Counsel
                                             Pruco Life Insurance Company

via EDGAR